Assets under management (Tables)	12 Months Ended
Dec. 31, 2017
Assets under management and net new assets
Assets under management
end of	2017	2016
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	185.2	165.7
Assets with discretionary mandates	267.3	238.6
Other assets under management	923.6	846.8
Assets under management (including double counting)	1,376.1	1,251.1
of which double counting	46.2	32.8
Changes in assets under management
	2017	2016
Assets under management (CHF billion)
Assets under management at beginning of period [1]	1,251.1	1,214.1
Net new assets/(net asset outflows)	37.8	26.8
Market movements, interest, dividends and foreign exchange	86.7	34.8
of which market movements, interest and dividends [2]	88.9	16.4
of which foreign exchange	(2.2)	18.4
Other effects	0.5	(24.6)
Assets under management at end of period	1,376.1	1,251.1
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.

Bank
Assets under management and net new assets
Assets under management
end of	2017	2016
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	177.4	158.5
Assets with discretionary mandates	267.3	238.6
Other assets under management	923.6	846.8
Assets under management (including double counting)	1,368.3	1,243.9
of which double counting	44.6	31.3

Changes in assets under management
Changes in assets under management
	2017	2016
Assets under management (CHF billion)
Assets under management at beginning of period [1]	1,243.9	1,214.1
Net new assets/(net asset outflows)	36.2	26.3
Market movements, interest, dividends and foreign exchange	87.6	34.7
of which market movements, interest and dividends [2]	89.8	16.2
of which foreign exchange	(2.2)	18.5
Other effects	0.6	(31.2)
Assets under management at end of period	1,368.3	1,243.9
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.